Deferred Expenses and Other Assets, Net and Accounts Payable, Accrued Expenses and Other Liabilities (Schedule of Other Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Purchase deposit	$ 2,855	$ 0
Deferred finance costs, net	2,490	0
Derivative assets	1,042	0
Other assets	450	5,841
Leasing costs, net	92	763
Deferred expenses and other assets, net	6,929	6,604
Debt issuance costs, current	$ 500
Receivable related to the funding provided by investment		4,100
Deferred offering costs		1,700
Accumulated amortization on leasing costs		$ 28